Commitments and Contingencies - Operating Lease Schedule (Detail) - Predecessor $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 1,369
2018	1,367
2019	1,362
2020	1,330
2021	1,292
2022 and thereafter	479
Total	$ 7,199